Condensed financial information of the parent company - Summary of Condensed Balance Sheet Statements (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	$ 44,605	¥ 292,237		¥ 88,352
Prepayments and other current assets	13,013	85,261		76,720
Total current assets	106,047	694,792		279,090
Non-current assets:
Other non-current asset	627	4,111		11,019
Total non-current assets	28,355	185,782		178,105
Total assets	134,402	880,574		457,195
Current liabilities
Short-term borrowings	13,061	85,566		75,223
Accrued liabilities and other current liabilities	4,587	30,055		37,883
Derivative liabilities	1,526	9,996		14,351
Total current liabilities	33,063	216,613		311,895
Non-current liabilities
Long-term borrowings	10,390	68,075		53,148
Total non-current liabilities	80,942	530,322		246,409
Total liabilities	114,005	746,935		558,304
Mezzanine equity:
Redeemable Non-controlling Interest, Equity, Carrying Amount
Receivable for issuance of preferred shares				(94,758)
Shareholders' deficit:
Common Stock Value
Statutory Reserves	465	3,047		2,627
Additional paid-in capital	499,498	3,272,612
Accumulated other comprehensive loss	(3,079)	(20,172)		11,204
Accumulated deficit	(421,240)	(2,759,882)		(2,016,758)
Receivable for issuance of ordinary shares	63,094	413,377		9
Total shareholders' deficit	12,618	82,674		(2,002,797)
Total liabilities, mezzanine equity and shareholders' deficit	134,402	880,574		457,195
Parent Company [Member]
Current assets:
Cash and cash equivalents	2,791	18,285	$ 175	1,145	¥ 9	¥ 14
Prepayments and other current assets	184,396	1,208,128		686,819
Total current assets	187,187	1,226,413		687,964
Non-current assets:
Other non-current asset	53	344		7,943
Total non-current assets	53	344		7,943
Total assets	187,240	1,226,757		695,907
Current liabilities
Short-term borrowings				42,485
Accrued liabilities and other current liabilities	766	5,017		12,126
Other debts, current				76,252
Derivative liabilities	68	444		14,816
Total current liabilities	834	5,461		145,679
Non-current liabilities
Long-term borrowings				4,957
Negative carrying amount of subsidiaries	173,788	1,138,622		690,121
Total non-current liabilities	173,788	1,138,622		695,078
Total liabilities	174,622	1,144,083		840,757
Mezzanine equity:
Redeemable Non-controlling Interest, Equity, Carrying Amount				1,857,947
Receivable for issuance of preferred shares				(94,758)
Shareholders' deficit:
Common Stock Value				139
Statutory Reserves	465	3,047		2,627
Additional paid-in capital	499,498	3,272,612
Accumulated other comprehensive loss	(3,079)	(20,172)		11,204
Accumulated deficit	(421,240)	(2,759,882)		(2,016,758)
Receivable for issuance of ordinary shares	(63,094)	(413,377)		(9)
Total shareholders' deficit	12,618	82,674		(2,002,797)
Total liabilities, mezzanine equity and shareholders' deficit	187,240	1,226,757		695,907
Parent Company [Member] | Series A Redeemable Convertible Preferred Shares [Member]
Mezzanine equity:
Redeemable Non-controlling Interest, Equity, Carrying Amount				484,122
Parent Company [Member] | Series B Redeemable Convertible Preferred Shares [Member]
Mezzanine equity:
Redeemable Non-controlling Interest, Equity, Carrying Amount				527,682
Parent Company [Member] | Series C Redeemable Convertible Preferred Shares [Member]
Mezzanine equity:
Redeemable Non-controlling Interest, Equity, Carrying Amount				420,419
Parent Company [Member] | Series D Redeemable Convertible Preferred Shares [Member]
Mezzanine equity:
Redeemable Non-controlling Interest, Equity, Carrying Amount				188,183
Parent Company [Member] | Series D-1 Redeemable Convertible Preferred Shares [Member]
Mezzanine equity:
Redeemable Non-controlling Interest, Equity, Carrying Amount				164,282
Parent Company [Member] | Series D-2 Redeemable Convertible Preferred Shares [Member]
Mezzanine equity:
Redeemable Non-controlling Interest, Equity, Carrying Amount				89,464
Parent Company [Member] | Series E Redeemable Convertible Preferred Shares [Member]
Mezzanine equity:
Redeemable Non-controlling Interest, Equity, Carrying Amount				¥ 78,553
Parent Company [Member] | Common Class A [Member]
Shareholders' deficit:
Common Stock Value	56	364
Parent Company [Member] | Common Class B [Member]
Shareholders' deficit:
Common Stock Value	$ 12	¥ 82